COMPANY OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of Company's Principal Operating Subsidiaries and Countries of Incorporation
The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2025 were the following:

Country	Company
Argentina	Sistemas Globales S.A.
Brazil	Globant Brasil Consultoria Ltda.
Chile	Sistemas Globales Chile Asesorías S.p.A.
Colombia	Sistemas Colombia S.A.S.
France	Globant France S.A.S.
India	Globant India Private Limited.
Italy	Sysdata S.p.A.
Mexico	IAFH Globant IT Mexico S. de R.L. de C.V.
Peru	Globant Peru S.A.C.
Saudi Arabia	Globant Arabia Limited
Spain	Software Product Creation S.L.
Spain	Sports Reinvention Entertainment Group S.L
United Kingdom	Globant UK Ltd
United States of America	Globant LLC
United States of America	GUT Agency LLC
United States of America	W2 Holdings, LLC
Uruguay	Sistemas Globales Uruguay S.A.